Fair Value Measurements - Narrative (FY) (Details)	Mar. 31, 2023	Dec. 31, 2022
Level 1
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Marketable investment percentage	20.00%	18.00%
Level 2
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Marketable investment percentage	80.00%	82.00%